Personnel expenses - Deferred conditional plans (Details) € in Millions		12 Months Ended					60 Months Ended
	Jan. 01, 2017	Dec. 31, 2017 EUR (€) installment item	Dec. 31, 2016 item	Dec. 31, 2015 EUR (€) installment	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2015
Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration		€ 2.7
Deferred conditional delivery share plan
Share-based payment arrangement
Variable Remuneration or bonus deferral period						3 years
Number of instalments the share-based bonus is paid | installment				3
Benchmark bonus 300 or less - percentage deferred		0.00%
Benchmark bonus 300 to 600 - percentage deferred		20.00%
Benchmark bonus more than 600 - percentage deferred		30.00%
Deferred conditional delivery share plan | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Immediate payment percentage					40.00%
Deferred percentage					60.00%
Deferred conditional delivery share plan | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period				5 years
Immediate payment percentage					50.00%
Deferred percentage					50.00%
Deferred conditional delivery share plan | Other Beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period				3 years
Immediate payment percentage					60.00%
Deferred percentage					40.00%
Deferred conditional variable remuneration plan
Share-based payment arrangement
Variable Remuneration or bonus deferral period							5 years
Variable remuneration fourth cycle deferral period		3 years
Number of instalments -fourth cycle | installment		3
Variable remuneration sixth cycle immediate payment percentage	60.00%
Variable remuneration sixth cycle deferred percentage	40.00%
Variable remuneration sixth cycle deferral period	3 years	3 years
Number of instalments - sixth cycle | installment		3
Number of instalments -Seventh cycle | installment		3
Variable remuneration Seventh cycle deferral period		3 years
Deferred percentage							60.00%
Number of days following the anniversaries of the initial date in which the deferred bonus will be paid		30 days
Bonus paid in cash - (as a percent)		50.00%
Bonus paid in shares - (as a percent)		50.00%
Number of trading sessions | item		15	15
Deferred conditional variable remuneration plan | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period		5 years		5 years
Variable remuneration		€ 2.7			€ 2.6
Immediate payment percentage		40.00%		40.00%
Deferred percentage		60.00%		60.00%
Variable remuneration (percent)		100
Deferred conditional variable remuneration plan | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period		5 years
Immediate payment percentage		50.00%		50.00%
Deferred percentage		50.00%		50.00%
Variable remuneration (percent)		100
Deferred conditional variable remuneration plan | Other Beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period		3 years
Immediate payment percentage		60.00%		60.00%
Deferred percentage		40.00%		40.00%
Minimum | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration		€ 1.7
Percentage of country heads of countries that represent Group's economic capital		1.00%
Minimum | Deferred conditional delivery share plan
Share-based payment arrangement
Gross variable remuneration benchmark threshold						€ 0.3
Minimum | Deferred conditional variable remuneration plan
Share-based payment arrangement
Variable remuneration fifth cycle deferral period		3 years
Number of instalments - fifth cycle | installment		3
Minimum | Deferred conditional variable remuneration plan | Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration		€ 1.7		€ 2.6
Minimum | Deferred conditional variable remuneration plan | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration		2.7		1.7	1.8
Maximum | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration		€ 2.7
Maximum | Deferred conditional variable remuneration plan
Share-based payment arrangement
Variable remuneration fifth cycle deferral period		5 years
Number of instalments - fifth cycle | installment		5
Maximum | Deferred conditional variable remuneration plan | Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration				€ 2.6	€ 2.6